Short-term investments	3 Months Ended
Mar. 31, 2023
Short-Term Investments [Abstract]
Short-term investments
Note 3: Short-term investments
The Company holds investments in marketable securities with the intention of selling these investments within a relatively short period of time
(3-6
months). As such, gains or losses from holding or trading these securities were recognized in the Statements of Income. At March 31, 2023, short term investments were comprised of fixed time deposits classified as trading.